Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	US$	US$

Raw materials	5,406	11,588
Goods in transit	7,164	4,643
Work in process	1,023	977
Finished goods	127	741

Less: Provision	(1,038)	(918)

Inventories, net	12,682	17,031